Expense Example - Global Funds - Global X U.S. Natural Gas ETF - Global X U.S. Natural Gas ETF Class	Oct. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 144